Condensed consolidated financial information related to guaranteed debt securities	12 Months Ended
Dec. 31, 2019
Disclosure of condensed financial information [abstract]
Disclosure of condensed financial information related to guaranteed debt securities [text block]

28 Condensed consolidated financial information related to guaranteed debt securities

Equinor Energy AS, a 100% owned subsidiary of Equinor ASA, is the co-obligor of certain existing debt securities of Equinor ASA that are registered under the US Securities Act of 1933 ("US registered debt securities"). As co-obligor, Equinor Energy AS fully, unconditionally and irrevocably assumes and agrees to perform, jointly and severally with Equinor ASA, the payment and covenant obligations for these US registered debt securities. In the future, Equinor ASA may from time to time issue future US registered debt securities for which Equinor Energy AS will be the co-obligor or guarantor.

The following financial information on a condensed consolidated basis provides financial information about Equinor ASA, as issuer, and Equinor Energy AS, as co-obligor and guarantor, and all other subsidiaries as required by SEC Rule 3-10 of Regulation S-X. The condensed consolidated information is prepared in accordance with Equinor's IFRS accounting policies as described in note 2 Significant accounting policies, except that investments in subsidiaries and jointly controlled entities are accounted for using the equity method as required by Rule 3-10.

The following is condensed consolidated financial information for the full year 2019, 2018 and 2017, and as of 31 December 2019 and 2018.

CONDENSED CONSOLIDATED STATEMENT OF INCOME AND OTHER COMPREHENSIVE INCOME
	Equinor ASA	Equinor Energy AS	Non-guarantor subsidiaries	Consolidation adjustments	The Equinor group
Full year 2019 (in USD million)

Revenues and other income	42,786	20,694	25,054	(24,340)	64,194
Net income/(loss) from equity accounted companies	538	(2,941)	144	2,423	164

Total revenues and other income	43,324	17,753	25,198	(21,918)	64,357

Total operating expenses	(42,014)	(10,780)	(26,003)	23,739	(55,058)

Net operating income/(loss)	1,309	6,973	(805)	1,822	9,299

Net financial items	545	(318)	(381)	147	(7)

Income/(loss) before tax	1,855	6,654	(1,186)	1,969	9,292

Income tax	(156)	(6,822)	(532)	70	(7,441)

Net income/(loss)	1,699	(168)	(1,718)	2,038	1,851

Other comprehensive income/(loss)	467	(15)	165	(294)	323

Total comprehensive income/(loss)	2,166	(183)	(1,553)	1,744	2,174

CONDENSED CONSOLIDATED STATEMENT OF INCOME AND OTHER COMPREHENSIVE INCOME
	Equinor ASA	Equinor Energy AS	Non-guarantor subsidiaries	Consolidation adjustments	The Equinor group
Full year 2018 (in USD million)

Revenues and other income	51,567	25,365	29,374	(27,004)	79,301
Net income/(loss) from equity accounted companies	7,832	1,065	262	(8,868)	291

Total revenues and other income	59,399	26,430	29,636	(35,872)	79,593

Total operating expenses	(51,596)	(10,138)	(24,862)	27,140	(59,456)

Net operating income/(loss)	7,803	16,292	4,774	(8,732)	20,137

Net financial items	(1,300)	(274)	(505)	817	(1,263)

Income/(loss) before tax	6,503	16,018	4,269	(7,916)	18,874

Income tax	219	(10,719)	(786)	(49)	(11,335)

Net income/(loss)	6,722	5,299	3,483	(7,965)	7,538

Other comprehensive income/(loss)	(867)	(334)	(620)	140	(1,681)

Total comprehensive income/(loss)	5,855	4,965	2,863	(7,825)	5,857

CONDENSED CONSOLIDATED STATEMENT OF INCOME AND OTHER COMPREHENSIVE INCOME
	Equinor ASA	Equinor Energy AS	Non-guarantor subsidiaries	Consolidation adjustments	The Equinor group
Full year 2017 (in USD million)

Revenues and other income	39,750	20,579	22,204	(21,535)	60,999
Net income/(loss) from equity accounted companies	5,051	(401)	33	(4,495)	188

Total revenues and other income	44,801	20,178	22,237	(26,029)	61,187

Total operating expenses	(39,570)	(9,217)	(20,022)	21,392	(47,416)

Net operating income/(loss)	5,232	10,961	2,216	(4,637)	13,771

Net financial items	311	(378)	439	(724)	(351)

Income/(loss) before tax	5,543	10,583	2,655	(5,361)	13,420

Income tax	(230)	(8,094)	(539)	40	(8,822)

Net income/(loss)	5,314	2,489	2,116	(5,321)	4,598

Other comprehensive income/(loss)	1,017	355	878	(509)	1,741

Total comprehensive income/(loss)	6,330	2,843	2,995	(5,830)	6,339

CONDENSED CONSOLIDATED BALANCE SHEET
	Equinor ASA	Equinor Energy AS	Non-guarantor subsidiaries	Consolidation adjustments	The Equinor group
At 31 December 2019 (in USD million)

ASSETS
Property, plant, equipment and intangible assets	1,930	37,560	41,311	(110)	80,691
Equity accounted companies	44,131	22,400	1,377	(66,467)	1,442
Other non-current assets	4,097	336	6,569	150	11,152
Non-current receivables from subsidiaries	23,387	(0)	24	(23,411)	0

Total non-current assets	73,545	60,297	49,281	(89,838)	93,285

Current receivables from subsidiaries	5,441	6,257	12,510	(24,208)	0
Other current assets	14,325	857	5,264	(845)	19,601
Cash and cash equivalents	3,272	15	1,890	0	5,177

Total current assets	23,038	7,129	19,665	(25,053)	24,778

Total assets	96,583	67,426	68,946	(114,891)	118,063

EQUITY AND LIABILITIES
Total equity	41,139	26,528	40,767	(67,274)	41,159

Non-current liabilities to subsidiaries	22	11,976	11,413	(23,411)	0
Other non-current liabilities	28,518	20,395	8,442	(9)	57,346

Total non-current liabilities	28,540	32,371	19,855	(23,420)	57,346

Other current liabilities	8,298	6,039	5,209	11	19,557
Current liabilities to subsidiaries	18,605	2,489	3,114	(24,208)	(0)

Total current liabilities	26,903	8,527	8,324	(24,197)	19,557

Total liabilities	55,443	40,898	28,179	(47,616)	76,904

Total equity and liabilities	96,582	67,426	68,946	(114,891)	118,063

CONDENSED CONSOLIDATED BALANCE SHEET
	Equinor ASA	Equinor Energy AS	Non-guarantor subsidiaries	Consolidation adjustments	The Equinor group
At 31 December 2018 (in USD million)

ASSETS
Property, plant, equipment and intangible assets	502	33,309	41,140	(17)	74,934
Equity accounted companies	46,828	23,668	1,697	(69,330)	2,863
Other non-current assets	2,741	381	5,572	(39)	8,655
Non-current receivables from subsidiaries	25,524	(0)	22	(25,547)	0

Total non-current assets	75,595	57,358	48,432	(94,933)	86,452

Current receivables from subsidiaries	2,379	6,529	13,215	(22,123)	0
Other current assets	13,082	927	4,780	(288)	18,501
Cash and cash equivalents	6,287	27	1,242	0	7,556

Total current assets	21,747	7,483	19,237	(22,411)	26,056

Total assets	97,342	64,841	67,668	(117,343)	112,508

EQUITY AND LIABILITIES
Total equity	42,970	26,706	42,838	(69,524)	42,990

Non-current liabilities to subsidiaries	20	13,847	11,679	(25,547)	(0)
Other non-current liabilities	28,416	17,033	7,536	(71)	52,914

Total non-current liabilities	28,436	30,880	19,216	(25,618)	52,914

Other current liabilities	6,955	6,511	3,216	(78)	16,605
Current liabilities to subsidiaries	18,981	744	2,398	(22,123)	(0)

Total current liabilities	25,936	7,256	5,614	(22,201)	16,605

Total liabilities	54,372	38,135	24,830	(47,819)	69,519

Total equity and liabilities	97,342	64,841	67,668	(117,343)	112,508

CONDENSED CONSOLIDATED CASH FLOW STATEMENT
	Equinor ASA	Equinor Energy AS	Non-guarantor subsidiaries	Consolidation adjustments	The Equinor group
Full year 2019 (in USD million)

Cash flows provided by/(used in) operating activities	1,728	8,433	6,389	(2,802)	13,749
Cash flows provided by/(used in) investing activities	734	(8,258)	(5,418)	2,347	(10,594)
Cash flows provided by/(used in) financing activities	(5,465)	(186)	(300)	455	(5,496)

Net increase/(decrease) in cash and cash equivalents	(3,002)	(11)	672	0	(2,341)

Effect of exchange rate changes on cash and cash equivalents	(13)	(1)	(24)	0	(38)
Cash and cash equivalents at the beginning of the period (net of overdraft)	6,287	27	1,242	0	7,556

Cash and cash equivalents at the end of the period (net of overdraft)	3,272	15	1,890	0	5,177

	Equinor ASA	Equinor Energy AS	Non-guarantor subsidiaries	Consolidation adjustments	The Equinor group
Full year 2018 (in USD million)

Cash flows provided by/(used in) operating activities	4,565	12,421	7,224	(4,516)	19,694
Cash flows provided by/(used in) investing activities	1,046	(8,281)	(6,649)	2,672	(11,212)
Cash flows provided by/(used in) financing activities	(2,840)	(4,140)	112	1,844	(5,024)

Net increase/(decrease) in cash and cash equivalents	2,771	0	687	0	3,458

Effect of exchange rate changes on cash and cash equivalents	(243)	0	(49)	0	(292)
Cash and cash equivalents at the beginning of the period (net of overdraft)	3,759	27	603	0	4,390

Cash and cash equivalents at the end of the period (net of overdraft)	6,287	27	1,242	0	7,556

	Equinor ASA	Equinor Energy AS	Non-guarantor subsidiaries	Consolidation adjustments	The Equinor group
Full year 2017 (in USD million)

Cash flows provided by/(used in) operating activities	339	9,506	5,242	(286)	14,802
Cash flows provided by/(used in) investing activities	3,227	(9,070)	(4,718)	444	(10,117)
Cash flows provided by/(used in) financing activities	(4,459)	(478)	(727)	(158)	(5,822)

Net increase/(decrease) in cash and cash equivalents	(892)	(42)	(203)	0	(1,137)

Effect of exchange rate changes on cash and cash equivalents	377	23	36	0	436
Cash and cash equivalents at the beginning of the period (net of overdraft)	4,274	46	770	0	5,090

Cash and cash equivalents at the end of the period (net of overdraft)	3,759	27	603	0	4,390